UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-09603

                        AMERICAN BEACON SELECT FUNDS
              (Exact name of registrant as specified in charter)

                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
            (Address of principal executive offices)-(Zip code)

                        WILLIAM F. QUINN, PRESIDENT
                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
                  (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                  Date of fiscal year end: December 31, 2005

                  Date of reporting period: June 30, 2005


ITEM 1. REPORT TO STOCKHOLDERS.

================================================================================

             G U I D A N C E  |  V I S I O N  |  E X P E R I E N C E

     [LOGO OF AMERICAN BEACON SELECT FUNDS] AMERICAN BEACON
                                            SELECT FUNDS(SM)

  SEMI-ANNUAL REPORT

  [GRAPHIC OF AMERICAN BEACON SELECT FUNDS]

  JUNE 30, 2005

  MONEY MARKET SELECT FUND

  U.S. GOVERNMENT MONEY MARKET SELECT FUND

  Formerly known as the
  American AAdvantage Select Funds

================================================================================

ABOUT AMERICAN BEACON ADVISORS
------------------------------

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

CONTENTS
--------------------------------------------------------------------------------

President's Message .........................................                  1

Financial Highlights

    Money Market Select Fund ................................                 12

    U.S. Government
    Money Market Select Fund ................................                 13

Schedule of Investments

    Money Market Portfolio ..................................                 14

    U.S. Government
    Money Market Portfolio ..................................                 16

Additional Information ......................................  Inside Back Cover

--------------------------------------------------------------------------------
Any opinions herein, including forecasts, reflect our judgement as of the end of the reporting period and are subject to change. Each advisor's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.
--------------------------------------------------------------------------------

American Beacon Select Funds                                       June 30, 2005

                                           [GRAPHIC OF AMERICAN BEACON ADVISORS]

FELLOW SHAREHOLDERS:

Enclosed please find the Semi-Annual Report for the American Beacon Select Funds for the six months ended June 30, 2005. During this time, the American Beacon Select Funds outpaced their respective peer groups.

    The year started with a short-term interest rate of 2.25%; however, the Federal Reserve Board subsequently raised the rate four times with increases of 25 basis points each time to end the six-month period at 3.25%. These widely expected moves were a continuation of the Fed's stated process of removing monetary policy accommodation at a "measured" pace. The Federal Open Market Committee ("FOMC") has now boosted the target rate a quarter percentage point at each of their last nine meetings. The FOMC stated that, even after these actions, "the stance of monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity. Although energy prices have risen further, the expansion remains firm and labor market conditions continue to improve gradually. Pressures on inflation have stayed elevated, but longer-term inflation expectations remain well contained."

    The American Beacon Select Funds produced solid returns for the period. The Money Market Select Fund returned 1.34% for the six months, outperforming the Lipper Institutional Money Market Average return of 1.14%. The U.S. Government Money Market Select Fund outpaced the Lipper Institutional U.S. Government Money Market Average with a return of 1.32% versus 1.14% for the Average.

    Looking forward, expectations are that the FOMC will vote to hike the overnight federal funds rate another 25 basis points at their upcoming meetings in August and September. During this rising rate environment, we will monitor the duration and quality of the money market portfolios as we evaluate economic growth, inflation, and the direction of interest rates.

    Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-967-9009. You may also access Fund and account information at www.americanbeaconfunds.com. Thank you for your continued confidence in the American Beacon Select Funds.

                                     Sincerely,

                                     /s/ William F. Quinn

                                     William F. Quinn
                                     President, American Beacon Select Funds

MARKET AND PERFORMANCE OVERVIEW
AMERICAN BEACON SELECT FUNDS
(Unaudited)
================================================================================

Much like 2004, the financial markets have been keenly focused on the "Non-Farm Payroll" numbers in 2005. With employment demonstrating solid growth and concerns about inflation building, the Federal Reserve has raised overnight borrowing rates at nine consecutive Federal Open Market Committee (FOMC) meetings since June 2004. Over the past six months, the economy has shown significant growth across all sectors, particularly in housing, given single-family housing starts averaged more than 1.65 million units annually. With the economy expanding at a moderate pace, housing activity at high levels and business investment and manufacturing stronger, the Federal Reserve is predicted to continue raising the Fed Funds rate to at least 4.00% (according to economists' forecasts and the Fed Funds futures contracts) by December 2005. The yield curve flattened throughout the first six months of 2005, which led Federal Reserve Chairman Greenspan to label the flattening and potential inversion a "conundrum." Credit spreads remained at or near historically tight levels with little evidence of widening.

    Steady growth in the labor market and significant price increases in oil have changed the focus of the FOMC toward inflation. Higher employment typically puts pressure on labor costs that lead to higher prices for consumers. Core prices rose rapidly in the first half of the year, elevated by the indirect effects of higher energy prices on business costs and increases in non-oil import prices that reflect past dollar depreciation and the surge in global prices for primary commodities. The FOMC has consistently reiterated its stance that the tightening cycle would occur at a "measured" pace, and policymakers signaled that they will respond to changes in economic conditions in order to maintain their goal of price stability.

    The U.S. economy continued to grow at a solid pace as Gross Domestic Product
(GDP) for the first quarter of 2005 was revised upward to 3.8%. Although nonfarm payroll growth came in below consensus expectations, the unemployment rate dropped to 5.0% in June, its lowest point since September 2001. Crude oil prices remained elevated, approaching $60 per barrel, leading to concerns of reduced consumer spending and lower corporate profit margins. Still, GDP growth remains steady as estimates for the full year 2005 are in the 3.5-4% range.

    In this rising interest rate environment, the American Beacon Money Market Fund continued to maintain the strategy of purchasing 3-month LIBOR-based variable rate securities in addition to short-dated commercial paper. The American Beacon U.S. Government Money Market Fund continued to maintain the strategy of purchasing 3-month LIBOR-based variable rate agencies in addition to short-dated agency discount notes and coupons. The FOMC raised overnight rates by 25 basis points at both the May and June meetings, resulting in a Fed Funds target rate of 3.25%. The FOMC maintained its "measured" policy adjustment posture at the June meeting, ending speculation that they were done raising rates. "Although energy prices have risen further, the expansion remains firm and labor market conditions continue to improve gradually," the FOMC said in its statement accompanying the decision. Although the Fed characterized inflation pressures as "elevated," the headline Personal Consumption Expenditure deflator was a benign 2.2% at its May reading and the Consumer Price Index (CPI) was unchanged in June.

    Currently, with the Eurodollar futures market pricing in a Fed Funds rate of 4.00% by the end of the year, the Select Funds will maintain its weighted-average maturity relatively short. However, the Funds' investment advisor will continue to monitor economic trends and adjust the Funds' duration posture accordingly.

    For the six months ended June 30, 2005, the total return of the American Beacon Money Market Select Fund was 1.34%. The Fund outperformed the Lipper Institutional Money Market Average return of 1.14% by 20 basis points. Lipper Inc. ranked the Fund 3rd among 291, 4th among 259 and 2nd among 208 Institutional Money Market Funds for the one-year, three-years and five-years ended June 30, 2005, respectively(1).

    For the six months ended June 30, 2005, the total returnof the American Beacon U.S. Government Money Market Select Fund was 1.32%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 1.14% by 18 basis points. Lipper Inc. ranked the Fund 2nd among 136 and 3rd among 122 Institutional U.S. Government Money Market Funds for the one-year and three-years ended June 30, 2005, respectively(1).

MARKET AND PERFORMANCE OVERVIEW
AMERICAN BEACON SELECT FUNDS
(Unaudited) - (Continued)
================================================================================

    The Lipper Institutional Money Market Average and the Lipper Institutional U.S. Government Money Market Average are calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Institutional Money Market Funds and Lipper Institutional U.S. Government Money Market Funds categories, respectively. Lipper is an independent mutual fund research and ranking service that ranks mutual funds in various categories by making comparative calculations using total returns.


                                                 ANNUALIZED TOTAL RETURNS
                                           ==================================
                                                      AS OF 6/30/05
                                           ----------------------------------
                                           1 YEAR       5 YEARS      10 YEARS
                                           ------       -------      --------
Money Market (1,2)  .....................   2.17%        2.65%         4.12%
U.S. Government (1,3) ...................   2.13%        2.56%         3.97%

1 Past performance is not indicative of future performance. An investment in the American Beacon Select Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by American Beacon
    Advisors since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the American Beacon Master Trust. The performance results from inception through December 31, 1999 are those of the Companion Fund. The Fund began offering its shares on January 1, 2000. Thus, performance results shown from that date through June 30, 2005 are for the Fund. Because the Companion Fund had higher expenses, its performance was worse than the Fund would have realized in the same period.

3 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by American Beacon
    Advisors since its inception on March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the American Beacon Master Trust. The performance results from inception through November 30, 2001 are those of the Companion Fund. The Fund began offering its shares on December 1, 2001. Thus, performance results shown from that date through June 30, 2005 are for the Fund. Because the Companion Fund had moderately higher expenses, its performance was slightly worse than the Fund would have realized in the same period.

PORTFOLIO STATISTICS AS OF JUNE 30, 2005

                              MONEY MARKET    U.S. GOVERNMENT
                              ------------    ---------------
7-day Current Yield*               3.13%             3.08%
7-day Effective Yield*             3.18%             3.12%
30-day Yield*                      3.06%             2.98%
Weighted Average Maturity        33 Days           16 Days
Moody's Rating                       Aaa               Aaa
Standard & Poor's Rating            AAAm              AAAm

*Annualized. You may call 1-800-231-4252 to obtain the Funds' current seven day yield. Yield is a more accurate reflection of the Funds' current earnings than total returns.

MONEY MARKET PORTFOLIO - TOP TEN HOLDINGS AS OF JUNE 30, 2005

                                                       % OF
                                                    NET ASSETS*
                                                    -----------
Wells Fargo and Company                                5.3%
General Electric Capital Corporation                   4.4%
Goldman Sachs Group                                    4.2%
Toyota Motor Credit Corporation                        4.1%
Morgan Stanley Group, Incorporated                     3.9%
Credit Suisse First Boston Corporation                 3.9%
Fifth Third Bank                                       3.8%
Unicredito Italiano                                    3.7%
SunTrust Bank                                          2.9%
Household Finance Corporation                          2.9%

MONEY MARKET PORTFOLIO - ASSET ALLOCATION AS OF JUNE 30, 2005

                                                       % OF
                                                    NET ASSETS*
                                                    -----------
Bank CDs, TDs, and Notes                               42.2%
Corporate Notes                                        37.9%
Repurchase Agreements                                  16.8%
Funding Agreements                                      2.1%
Commercial Paper                                        0.7%
Net Other Assets                                        0.3%

*Percent of net assets portion of American Beacon Master Money Market Portfolio.

MARKET AND PERFORMANCE OVERVIEW
AMERICAN BEACON SELECT FUNDS
(Unaudited) - (Continued)
================================================================================

U.S. GOVERNMENT MONEY MARKET PORTFOLIO - ASSET ALLOCATION AS OF JUNE 30, 2005

                                                       % OF
                                                    NET ASSETS*
                                                    -----------
Government Securities                                  51.4%
Repurchase Agreements                                  48.4%
Net Other Assets                                        0.2%

*Percent of net assets portion of American Beacon Master U.S. Government Money
 Market Portfolio.

FUND EXPENSE EXAMPLE

    As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The examples are based on an investment of $1,000 invested at the beginning of the period in each Fund and held for the entire period from January 1, 2005 through June 30, 2005.

ACTUAL EXPENSES

    The "Actual" lines of the table provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

    You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

                                               BEGINNING         ENDING
                                                ACCOUNT         ACCOUNT        EXPENSES PAID
                                                 VALUE           VALUE         DURING PERIOD*
                                                1/1/05          6/30/05        1/1/05-6/30/05
                                               ---------       ---------       --------------
MONEY MARKET
Actual                                         $1,000.00       $1,013.36           $0.59
Hypothetical (5% return before expenses)       $1,000.00       $1,024.20           $0.60

U.S. GOVERNMENT
Actual                                         $1,000.00       $1,013.15           $0.61
Hypothetical (5% return before expenses)       $1,000.00       $1,024.19           $0.61

*Expenses are equal to the Fund's annualized expense ratios for the six-month period of 0.12% and 0.12% for the Money Market and U.S. Government Money Market Select Funds, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

AMERICAN BEACON SELECT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2005 (Unaudited)
================================================================================

                                                                                                   U.S. GOVERNMENT
                                                                                MONEY MARKET         MONEY MARKET
                                                                               ==============      ===============
                                                                                   (IN THOUSANDS, EXCEPT SHARE
                                                                                      AND PER SHARE AMOUNTS)
ASSETS:
  Investment in Portfolio, at value .......................................    $    5,191,008         $    146,791
  Receivable from Manager for expense reimbursement (Note 2) ..............                 -                    2
                                                                               --------------         ------------
     TOTAL ASSETS .........................................................         5,191,008              146,793
                                                                               --------------         ------------
LIABILITIES:
  Payable for fund shares redeemed ........................................                 9                    -
  Dividends payable .......................................................             6,027                  261
  Other liabilities .......................................................               156                   11
                                                                               --------------         ------------
     TOTAL LIABILITIES ....................................................             6,192                  272
                                                                               --------------         ------------
NET ASSETS ................................................................    $    5,184,816         $    146,521
                                                                               ==============         ============
ANALYSIS OF NET ASSETS:
  Paid-in-capital .........................................................         5,184,816              146,521
                                                                               --------------         ------------
NET ASSETS ................................................................    $    5,184,816         $    146,521
                                                                               ==============         ============
Shares outstanding (no par value) .........................................     5,184,815,861          146,520,883
                                                                               ==============         ============
Net asset value, offering and redemption price per share ..................    $         1.00         $       1.00
                                                                               ==============         ============

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON SELECT FUNDS
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 2005 (Unaudited)
================================================================================

                                                                                                U.S. GOVERNMENT
                                                                              MONEY MARKET        MONEY MARKET
                                                                             ==============     ===============
                                                                                      (IN THOUSANDS)
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
  Interest income .....................................................          $69,446              $2,702
  Portfolio expenses ..................................................           (2,740)               (111)
                                                                                 -------              ------
     NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO ...................           66,706               2,591
                                                                                 -------              ------
FUND EXPENSES:
  Transfer agent fees .................................................               96                   6
  Professional fees ...................................................               27                   3
  Registration fees and expenses ......................................                6                   -
  Other expenses ......................................................               70                   9
                                                                                 -------              ------
     TOTAL FUND EXPENSES ..............................................              199                  18
                                                                                 -------              ------
LESS REIMBURSEMENT OF EXPENSES (NOTE 2) ...............................                2                   8
                                                                                 -------              ------
     NET FUND EXPENSES ................................................              197                  10
                                                                                 -------              ------
NET INVESTMENT INCOME .................................................           66,509               2,581
                                                                                 -------              ------
REALIZED GAIN ALLOCATED FROM PORTFOLIO:
  Net realized gain on investments ....................................               10                   4
                                                                                 -------              ------
     NET GAIN ON INVESTMENTS ..........................................               10                   4
                                                                                 -------              ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................          $66,519              $2,585
                                                                                 =======              ======

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON SELECT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                           MONEY MARKET            U.S. GOVERNMENT MONEY MARKET
                                                                   ============================  ================================
                                                                     SIX MONTHS                      SIX MONTHS
                                                                       ENDED          YEAR ENDED        ENDED         YEAR ENDED
                                                                   JUNE 30, 2005     DECEMBER 31,   JUNE 30, 2005    DECEMBER 31,
                                                                    (UNAUDITED)         2004         (UNAUDITED)        2004
                                                                   -------------     ------------   -------------    ------------
                                                                                              (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income ......................................      $     66,509     $     55,567     $   2,581      $     2,633
  Net realized gain on investments ...........................                10              169             4               11
                                                                    ------------     ------------     ---------      -----------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....            66,519           55,736         2,585            2,644
                                                                    ------------     ------------     ---------      -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ......................................           (66,509)         (55,567)       (2,581)          (2,633)
  Net realized gain on investment ............................               (10)            (169)           (4)             (11)
                                                                    ------------     ------------     ---------      -----------
     DISTRIBUTIONS TO SHAREHOLDERS ...........................           (66,519)         (55,736)       (2,585)          (2,644)
                                                                    ------------     ------------     ---------      -----------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE): .............
  Proceeds from sales of shares ..............................        46,067,478       55,001,001       599,578        1,169,538
  Reinvestment of dividends and distributions ................            32,641           30,516         1,041              772
  Cost of shares redeemed ....................................       (44,888,406)     (55,047,138      (647,385)      (1,139,512)
                                                                    ------------     ------------     ---------      -----------
     NET INCREASE (DECREASE) IN NET ASSETS
        FROM CAPITAL SHARE TRANSACTIONS ......................         1,211,713          (15,621)      (46,766)          30,798
                                                                    ------------     ------------     ---------      -----------
NET INCREASE (DECREASE) IN NET ASSETS ........................         1,211,713          (15,621)      (46,766)          30,798
NET ASSETS:
  Beginning of period ........................................         3,973,103        3,988,724       193,287          162,489
                                                                    ------------     ------------     ---------      -----------
  END OF PERIOD ..............................................      $  5,184,816     $  3,973,103     $ 146,521      $   193,287
                                                                    ============     ============     =========      ===========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)
================================================================================

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    American Beacon Select Funds (the "Trust"), formerly known as the American AAdvantage Select Funds, is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company with separate series. The following series are included in this report: American Beacon Money Market Select Fund and American Beacon U.S. Government Money Market Select Fund (each a "Fund" and collectively, the "Funds"). The American Beacon Money Market Select Fund commenced active operations on January 1, 2000, and the American Beacon U.S. Government Money Market Select Fund commenced active operations on
December 1, 2001.

    Each Fund invests all of its investable assets in the corresponding portfolio of the American Beacon Master Trust, an open-end diversified management investment company, as follows: the American Beacon Money Market Select Fund invests assets in the American Beacon Master Money Market Portfolio and the American Beacon U.S. Government Money Market Select Fund invests assets in the American Beacon Master U.S. Government Money Market Portfolio. Each American Beacon Master Trust Portfolio has the same investment objectives as its corresponding Fund. The value of such investments reflects each Fund's pro-portionate interest in the net assets of the corresponding portfolio (71.84% and 76.30% at June 30, 2005, of the American Beacon Master Money Market and U.S. Government Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

    American Beacon Advisors, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

    The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

    The Funds record their investment in the Portfolios at fair value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios'
Notes to Financial Statements which are included elsewhere in this report.

  Investment Income

    Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination.

  Dividends

    The Funds generally declare dividends daily from net investment income and net short-term gain, if any, payable monthly. Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. generally accepted accounting principles.

--------------------------------------------------------------------------------

AMERICAN BEACON SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
June 30, 2005 (Unaudited)
================================================================================

  Federal Income and Excise Taxes

    It is the policy of each of the Funds to comply with the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income tax provision is required.

  Expenses

    Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses incurred by the Trust with respect to both Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.

  Valuation of Shares

    The price per share is calculated on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of each Fund's total assets (which includes the value of the Fund's investment in the Portfolio), less liabilities, by the number of Fund shares outstanding.

  Use of Estimates

    The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results may differ from those estimated.

  Other

    Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  FEES AND TRANSACTIONS WITH AFFILIATES

  Reimbursement of Expenses

    The Manager contractually agreed to reimburse each Fund for other expenses through February 28, 2006 to the extent that total annual Fund operating expenses exceed 0.12%. For the six months ended June 30, 2005, the Manager reimbursed expenses totaling $2,014 and $8,481 to the Money Market and U.S. Government Money Market Select Funds, respectively.

  Expense Reimbursement Plan

    The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of expenses reimbursed for a period of up to three years. However, reimbursement will occur only if a

--------------------------------------------------------------------------------

AMERICAN BEACON SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED
June 30, 2005 (Unaudited)
================================================================================

Fund's average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. Reimbursed expenses subject to potential recovery totaling $8,002 and $11,073 for the Money Market and U.S. Government Money Market Select Funds, respectively, will expire in 2006. Reimbursed expenses subject to potential recovery totaling $46,276 and $2,418 for the Money Market and U.S. Government Money Market Select Funds, respectively, will expire in 2007. Reimbursed expenses subject to potential recovery totaling $2,014 and $8,481 for the Money Market and U.S. Government Money Market Select Funds, respectively, will expire in 2008.

  Other

    Certain officers or Trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Mr. Feld and the non-interested Trustees (other than Mr. O'Sullivan) and their spouses are provided unlimited air transportation on American. Retired Trustees and their spouses are provided free transportation on American, up to a maximum annual value of $40,000. The Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. Mr. O'Sullivan, as a retiree of American, already receives flight benefits. This Trustee receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended.

--------------------------------------------------------------------------------

                      (This page intentionally left blank)

AMERICAN BEACON MONEY MARKET SELECT FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                               SIX MONTHS
                                                  ENDED                             YEAR ENDED DECEMBER 31,
                                                 JUNE 30,     ==================================================================
                                                  2005           2004          2003           2002        2001(B)        2000
                                               -----------    ----------    ----------     ----------   ----------    ----------
                                               (UNAUDITED)
Net asset value, beginning of period  .......  $     1.00     $     1.00    $     1.00     $     1.00   $     1.00    $     1.00
                                               ----------     ----------    ----------     ----------   ----------    ----------
  Net investment income(A) ..................        0.01           0.01          0.01           0.02         0.04          0.06
  Less dividends from net investment
     income  ................................       (0.01)         (0.01)        (0.01)         (0.02)       (0.04)        (0.06)
                                               ----------     ----------    ----------     ----------   ----------    ----------
Net asset value, end of period   ............  $     1.00     $     1.00    $     1.00     $     1.00   $     1.00    $     1.00
                                               ==========     ==========    ==========     ==========   ==========    ==========
Total return ................................       1.34%(D)       1.33%         1.13%          1.81%        4.28%         6.58%
                                               ==========     ==========    ==========     ==========   ==========    ==========
Ratios and supplemental data:
  Net assets, end of period
     (in thousands) .........................  $5,184,816     $3,973,103    $3,988,724     $5,030,034   $5,589,030    $2,227,985
  Ratios to average net assets
     (annualized)(A):
     Expenses   .............................       0.12%          0.12%         0.12%          0.11%        0.12%         0.12%
     Net investment income ..................       2.70%          1.28%         1.14%          1.82%        3.84%         6.47%
     Decrease reflected in above expense
        ratio due to absorption of
        expenses by the Manager .............       0.00%(C)       0.00%(C)      0.00%(C)           -        0.00%(C)      0.03%

-------------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio.

(B) Prior to December 1, 2001, the American Beacon Money Market Select Fund was known as the American Select Cash Reserve Fund.

(C) Amount is less than 0.01%.

(D) Not annualized.

--------------------------------------------------------------------------------

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET SELECT FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
================================================================================

                                                       SIX MONTHS
                                                          ENDED                 YEAR ENDED DECEMBER 31,             DECEMBER 1 TO
                                                         JUNE 30,        ====================================        DECEMBER 31,
                                                          2005             2004          2003          2002            2001(B)
                                                       ----------        --------      --------      --------       -------------
                                                       (UNAUDITED)
Net asset value, beginning of period                     $   1.00        $   1.00      $   1.00      $   1.00          $ 1.00
                                                         --------        --------      --------      --------          ------
  Net investment income(A) .......................           0.01            0.01          0.01          0.02               -(D)
  Less dividends from net investment income ......          (0.01)          (0.01)        (0.01)        (0.02)              -(D)
                                                         --------        --------      --------      --------          ------
Net asset value, end of period ...................       $   1.00        $   1.00      $   1.00      $   1.00          $ 1.00
                                                         ========        ========      ========      ========          ======
Total return .....................................          1.32%(C)        1.29%         1.11%         1.74%           0.20%(C)
                                                         ========        ========      ========      ========          ======
Ratios and supplemental data:
  Net assets, end of period (in thousands) .......       $146,521        $193,287      $162,489      $110,014          $2,822
  Ratios to average net assets (annualized)(A):
     Expenses ....................................          0.12%           0.12%         0.12%         0.12%           0.10%
     Net investment income .......................          2.62%           1.31%         1.09%         1.75%           2.06%
     Decrease reflected in above expense ratio due
        to absorption of expenses by the Manager            0.01%           0.00%(E)      0.03%         0.03%              -

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the American Beacon Master U.S. Government Money Market Portfolio.

(B) The American Beacon U.S. Government Money Market Select Fund commenced active operations on December 1, 2001.

(C) Not annualized.

(D) Amount is less than $0.01 per share.

(E) Amount is less than 0.01%.

--------------------------------------------------------------------------------

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited)
================================================================================

                                                                               PAR
                                                                              AMOUNT            VALUE
                                                                             ---------       ----------
                                                                               (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (NOTE B) - 16.81%
Barclays Capital, Incorporated, 3.42%, Due 7/1/2005 ......................   $450,000        $  450,000
Goldman Sachs, 3.43%, Due 7/1/2005 .......................................    765,000           765,000
                                                                                             ----------
     TOTAL REPURCHASE AGREEMENTS .........................................                    1,215,000
                                                                                             ----------
EURODOLLAR TIME DEPOSITS - 12.07%
ABN AMRO Bank, 3.36%, Due 7/1/2005 .......................................    325,000           325,000
National City Bank, 3.29%, Due 7/1/2005 ..................................    272,296           272,296
Societe Generale, 3.344%, Due 7/1/2005 ...................................    275,000           275,000
                                                                                             ----------
     TOTAL EURODOLLAR TIME DEPOSITS ......................................                      872,296
                                                                                             ----------
VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES (NOTE D) - 30.13%
Barclays Bank, 3.38%, Due 9/29/2005 ......................................     75,000            49,989
BNP Paribas,
  3.204%, Due 8/23/2005 ..................................................     72,000            71,994
  3.105%, Due 1/30/2006 ..................................................     88,000            87,977
Credit Lyonnais, 3.305%, Due 9/12/2005 ...................................     97,000            96,987
Credit Suisse First Boston,
  3.28%, Due 11/10/2005 ..................................................    100,000           100,006
  3.50%, Due 12/29/2005 ..................................................     20,400            20,404
  3.24%, Due 2/6/2006 ....................................................     10,000            10,002
  3.48%, Due 5/10/2006 ...................................................    150,000           150,049
Fifth Third Bank, 3.188%, Due 11/14/2005 .................................    197,000           196,960
ForeningsSparbanken AB, 3.13%, Due 7/29/2005 .............................     75,000            74,998
HSBC Bank USA, 3.22%, Due 5/4/2006 .......................................     85,000            85,030
JP Morgan Chase Bank, NA,
  3.31%, Due 5/1/2006 ....................................................     10,000            10,011
  3.319%, Due 5/5/2006 ...................................................     25,000            25,029
Nordea Bank Finland, PLC, 3.10%, Due 10/27/2005 ..........................     25,000            24,994
Royal Bank of Scotland, 3.24%, Due 7/21/2006 .............................    150,000           150,000
Societe Generale, 3.105%, Due 1/30/2006 ..................................     50,000            49,975
SouthTrust Bank,
  3.19%, Due 8/12/2005 ...................................................    150,000           149,995
  3.35%, Due 12/14/2005 ..................................................     40,000            39,995
SunTrust Bank,
  3.529%, Due 10/3/2005 ..................................................     62,230            62,235
  3.20%, Due 5/12/2006 ...................................................    150,000           150,000
Toronto Dominion Bank, 3.30%, Due 9/12/2005 ..............................    100,000            99,986
UBS AG, 3.09%, Due 1/30/2006 .............................................     50,000            49,975
Unicredito Italiano,
  3.07%, Due 10/20/2005 ..................................................    100,000            99,985
  3.367%, Due 12/19/2005 .................................................    166,000           165,959
US Bank, NA,
  3.415%, Due 12/29/2005 .................................................    125,000           124,985
  3.335%, Due 3/8/2006 ...................................................     30,000            29,999
                                                                                             ----------
     TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES ..........                    2,177,519
                                                                                             ----------
VARIABLE RATE PROMISSORY NOTES (NOTE D) - 4.15%
Goldman Sachs Group, 3.288%, Due 5/10/2006 ...............................    300,000           300,000
                                                                                             ----------
     TOTAL VARIABLE RATE PROMISSORY NOTES ................................                      300,000
                                                                                             ----------
VARIABLE RATE FUNDING AGREEMENTS (NOTES A AND D) - 2.08%
Metropolitan Life Insurance Company, 6.81%, Due 12/1/2005 ................    150,000           150,000
                                                                                             ----------
     TOTAL VARIABLE RATE FUNDING AGREEMENTS ..............................                      150,000
                                                                                             ----------
ASSET-BACKED COMMERCIAL PAPER, 144A (NOTES C AND E) - 0.67%
Galaxy Funding, Incorporated, 3.45%, Due 9/29/2005  ......................     49,000            48,580
                                                                                             ----------
     TOTAL ASSET-BACKED COMMERCIAL PAPER .................................                       48,580
                                                                                             ----------
VARIABLE RATE MEDIUM-TERM NOTES (NOTE D) - 33.80%
American Honda Finance Corporation, 144A (Note C)
  3.62%, Due 10/7/2005 ...................................................     25,000            25,006
  3.47%, Due 2/6/2006 ....................................................     13,000            13,021

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited)
================================================================================

                                                                               PAR
                                                                              AMOUNT          VALUE
                                                                             --------       ----------
                                                                               (DOLLARS IN THOUSANDS)
  3.22%, Due 2/13/2006 ...................................................   $ 25,000       $   25,000
  3.334%, Due 2/21/2006  .................................................     35,120           35,138
  3.32%, Due 3/7/2006 ....................................................     25,000           25,000
Bayerische Landesbank Girozentrale, 3.46%, Due 2/1/2006 ..................     24,000           24,042
Caterpillar Financial Services, 3.328%, Due 8/15/2005 ....................     71,000           71,008
Citigroup, Incorporated, 3.555%, Due 3/20/2006 ...........................     37,000           37,045
Citigroup Global Markets Holdings, Incorporated,
  3.44%, Due 12/12/2005  .................................................     18,000           18,007
  3.424%, Due 3/16/2006  .................................................     50,585           50,600
  3.49%, Due 6/6/2006 ....................................................     25,000           25,040
Fifth Third Bank, 3.041%, Due 11/1/2005 ..................................     75,000           74,989
General Electric Capital Corporation,
  3.41%, Due 2/3/2006 ....................................................     97,544           97,679
  3.42%, Due 2/6/2006 ....................................................     30,275           30,320
  3.42%, Due 5/12/2006 ...................................................     10,983           11,003
  3.34%, Due 7/17/2006 ...................................................    180,000          180,000
General Electric Company, 3.211%, Due 10/24/2005 .........................     43,975           43,985
Halifax Bank of Scotland plc, 144A (Note C)
  3.16%, Due 1/12/2006 ...................................................    106,000          106,028
  3.20%, Due 1/26/2006 ...................................................     23,000           23,008
Household Finance Corporation, 3.37%, Due 8/18/2005 ......................    211,250          211,284
Merrill Lynch & Company, Incorporated, 3.471%, Due 3/17/2006  ............     45,000           45,027
Metropolitan Life Global Funding I, 3.441%, Due 3/17/2006, 144A (Note C)..     22,000           22,009
Monumental Global Funding II, 144A (Note C)
  3.70%, Due 7/1/2005 ....................................................    102,000          102,000
  3.15%, Due 7/6/2005 ....................................................     65,700           65,700
JP Morgan Chase & Company, 3.39%, Due 10/31/2005 .........................     10,000           10,007
Morgan Stanley Group, Incorporated, 3.75%, Due 3/27/2006 .................    284,100          284,724
Paccar Financial Corporation,
  3.07%, Due 7/11/2005 ...................................................     50,000           50,000
  3.361%, Due 9/16/2005  .................................................     40,000           39,998
Toyota Motor Credit Corporation,
  3.53%, Due 10/7/2005 ...................................................     70,000           70,003
  3.24%, Due 11/18/2005  .................................................     50,000           50,001
  3.11%, Due 7/14/2006 ...................................................    175,000          175,034
US Bancorp, 3.564%, Due 9/16/2005  .......................................     20,095           20,102
Wells Fargo and Company,
  3.51%, Due 9/29/2005 ...................................................     76,580           76,591
  3.45%, Due 3/3/2006 ....................................................     86,613           86,694
  3.48%, Due 6/12/2006 ...................................................     67,500           67,589
  3.19%, Due 7/15/2006, 144A (Note C)  ...................................    150,000          150,000
                                                                                            ----------
     TOTAL VARIABLE RATE MEDIUM-TERM NOTES  ..............................                   2,442,682
                                                                                            ----------
TOTAL INVESTMENTS - 99.71% (COST $7,206,077) .............................                   7,206,077
                                                                                            ----------
OTHER ASSETS, NET OF LIABILITIES - 0.29%  ................................                      19,942
                                                                                            ----------
TOTAL NET ASSETS - 100%  .................................................                  $7,226,019
                                                                                            ==========

---------------
Based on the cost of investments of $7,206,077 for federal income tax purposes at June 30, 2005, there was no unrealized appreciation or depreciation of investments.

(A) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.

(B) Collateral held at Bank of New York for Barclays, 4.00% -7.50%, Due 12/1/2008 - 7/1/2035, Total Value - $459,000; and for Goldman Sachs, 3.553%
    -6.50%, Due 6/1/2018 - 12/1/2044 Total Value - $780,300.

(C) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $640,490 or 8.86% of net assets.

(D) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

(E) Rates associated with money market securities represent discount rate at time of purchase.

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2005 (Unaudited)
================================================================================

                                                                               PAR
                                                                              AMOUNT           VALUE
                                                                             -------         --------
                                                                              (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (NOTE A) - 48.37%
Banc of America Securities, LLC, 3.42%, Due 7/1/2005  ...................    $10,000         $ 10,000
Barclays Capital, Incorporated, 3.42%, Due 7/1/2005  ....................     40,000           40,000
Goldman Sachs, 3.43%, Due 7/1/2005  .....................................     43,046           43,046
                                                                                             --------
     TOTAL REPURCHASE AGREEMENTS ........................................                      93,046
                                                                                             --------
U.S. GOVERNMENT AGENCY INSTRUMENTS - 51.42%
Federal Home Loan Bank,
  Variable Rate Note, 3.224%, Due 7/26/2005 (Note C) ....................     15,000           15,000
  Variable Rate Note, 3.045%, Due 8/2/2005 (Note C)  ....................     15,000           15,000
  Variable Rate Note, 3.003%, Due 10/5/2005 (Note C) ....................      5,000            4,999
Federal Home Loan Mortgage Corporation,
  Variable Rate Note, 3.34%, Due 12/27/2006 (Note B) ....................     10,000            9,991
  Variable Rate Note, 7.00%, Due 7/15/2005 (Note B)  ....................      5,000            5,008
  Variable Rate Note, 1.085%, Due 9/9/2005 (Note C)  ....................      5,000            5,000
Federal National Mortgage Association,
  Discount Note, 3.35%, Due 9/14/2005 (Note B)  .........................      2,662            2,643
  Variable Rate Note, 3.314%, Due 12/22/2006 (Note C) ...................     10,000            9,991
  Variable Rate Note, 3.39%, Due 10/3/2005 (Note C)  ....................     16,300           16,297
  Variable Rate Note, 3.064%, Due 12/9/2005 (Note C) ....................     15,000           14,996
                                                                                             --------
     TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS ...........................                      98,625
                                                                                             --------
TOTAL INVESTMENTS - 99.79% (COST $191,971) ..............................                     191,971
                                                                                             --------
OTHER ASSETS, NET OF LIABILITIES - 0.21%  ...............................                         406
                                                                                             --------
TOTAL NET ASSETS - 100%  ................................................                    $192,377
                                                                                             ========

-----------------

Based on the cost of investments of $191,971 for federal income tax purposes at June 30, 2005, there was no unrealized appreciation or depreciation of investments.

(A) Collateral held at Bank of New York for Banc of America Securities, LLC, 5.50%, Due 7/1/2020, Total Value - $10,200; and Barclays Capital, Incorporated, 4.13% - 6.50%, Due 6/1/2019 - 6/1/2035, Total Value - $40,800;
    and Goldman Sachs, 5.50%, Due 6/1/2035, Total Value - $43,907.

(B) Rates represent discount rate.

(C) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2005 (Unaudited)
================================================================================

                                                                                                   U.S. GOVERNMENT
                                                                               MONEY MARKET         MONEY MARKET
                                                                              ==============       ===============
                                                                                         (IN THOUSANDS)
ASSETS:
  Investments in securities at value (cost - $5,991,077
     and $98,925, respectively) ........................................        $5,991,077              $ 98,925
  Repurchase agreements (cost - $1,215,000 and $93,046, respectively) ..         1,215,000                93,046
  Receivable from interfund lending ....................................             1,964                     -
  Dividends and interest receivable  ...................................            18,641                   421
  Prepaid expenses  ....................................................               136                    12
                                                                                ----------              --------
     TOTAL ASSETS  .....................................................         7,226,818               192,404
                                                                                ----------              --------
LIABILITIES:
  Management and investment advisory fees payable (Note 2)  ............               640                    19
  Other liabilities ....................................................               159                     8
                                                                                ----------              --------
     TOTAL LIABILITIES .................................................               799                    27
                                                                                ----------              --------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS  ..............        $7,226,019              $192,377
                                                                                ==========              ========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 2005 (Unaudited)
================================================================================

                                                                                                   U.S. GOVERNMENT
                                                                                MONEY MARKET         MONEY MARKET
                                                                               ==============      ===============
                                                                                         (IN THOUSANDS)
INVESTMENT INCOME:
  Interest income  ..................................................             $91,846                $3,381
                                                                                  -------                ------
     TOTAL INVESTMENT INCOME ........................................              91,846                 3,381
                                                                                  -------                ------
EXPENSES:
  Management and investment advisory fees (Note 2)  .................               3,262                   123
  Custodian fees ....................................................                 190                     7
  Professional fees..................................................                  80                     4
  Other expenses.....................................................                  91                     5
                                                                                  -------                ------
     TOTAL EXPENSES .................................................               3,623                   139
                                                                                  -------                ------
NET INVESTMENT INCOME ...............................................              88,223                 3,242
                                                                                  -------                ------
REALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments  .................................                  13                     6
                                                                                  -------                ------
     NET GAIN ON INVESTMENTS  .......................................                  13                     6
                                                                                  -------                ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................             $88,236                $3,248
                                                                                  =======                ======

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                                            U.S. GOVERNMENT
                                                                             MONEY MARKET                    MONEY MARKET
                                                                     =============================  =============================
                                                                      SIX MONTHS                      SIX MONTHS
                                                                        ENDED                           ENDED
                                                                       JUNE 30,       YEAR ENDED       JUNE 30,       YEAR ENDED
                                                                         2005         DECEMBER 31,       2005        DECEMBER 31,
                                                                     (UNAUDITED)         2004         (UNAUDITED)        2004
                                                                     ------------     ------------    -----------    ------------
                                                                                             (IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income  ..........................................  $     88,223     $     70,915     $   3,242      $     3,441
  Net realized gain on investments ................................            13              208             6               15
                                                                     ------------     ------------     ---------      -----------
     TOTAL INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......        88,236           71,123         3,248            3,456
                                                                     ------------     ------------     ---------      -----------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
  Contributions ...................................................    51,533,535       59,602,193       701,467        1,351,736
  Withdrawals .....................................................   (49,802,173)     (59,216,512)     (761,857)      (1,340,743)
                                                                     ------------     ------------     ---------      -----------
     NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
        TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS  ..........     1,731,362          385,681       (60,390)          10,993
                                                                     ------------     ------------     ---------      -----------
     NET INCREASE (DECREASE) IN NET ASSETS  .......................     1,819,598          456,804       (57,142)          14,449
                                                                     ------------     ------------     ---------      -----------
NET ASSETS:
  Beginning of period  ............................................     5,406,421        4,949,617       249,519          235,070
                                                                     ------------     ------------     ---------      -----------
  END OF PERIOD ...................................................  $  7,226,019     $  5,406,421     $ 192,377      $   249,519
                                                                     ============     ============     =========      ===========

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER TRUST PORTFOLIOS
FINANCIAL HIGHLIGHTS
================================================================================

                                                                                    MONEY MARKET
                                                   ================================================================================
                                                   SIX MONTHS
                                                      ENDED                              YEAR ENDED DECEMBER 31,
                                                     JUNE 30,     =================================================================
                                                      2005           2004          2003          2002         2001          2000
                                                   ------------   ----------    ----------    -----------  -----------   ----------
                                                   (UNAUDITED)
Total return .................................        1.34%(A)       1.34%        1.13%          1.81%         4.30%           N/A
Ratios to average net assets (annualized):
  Expenses ...................................        0.11%          0.11%        0.11%          0.11%         0.11%         0.11%
  Net investment income ......................        2.70%          1.30%        1.14%          1.81%         3.95%         6.40%

(A)  Not annualized.

                             See accompanying notes
--------------------------------------------------------------------------------

                     U.S. GOVERNMENT MONEY MARKET
==========================================================================
SIX MONTHS
   ENDED                         YEAR ENDED DECEMBER 31,
  JUNE 30,     ===========================================================
   2005           2004        2003        2002        2001         2000
------------   ----------  ----------  ----------  ----------   ----------
(UNAUDITED)
   1.33%(A)       1.30%       1.11%       1.74%        4.24%         N/A

   0.11%          0.11%       0.12%       0.12%        0.11%       0.13%
   2.63%          1.30%       1.13%       1.71%        3.99%       6.27%

                             See accompanying notes
--------------------------------------------------------------------------------

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)
================================================================================

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    American Beacon Master Trust (the "Trust"), formerly known as AMR Investment Services Trust, is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company that was organized as a trust underthe laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of November 1,2004. Prior to November 1, 2004, the Trust was organized as a trust under the laws of the State of New York. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the American Beacon Master Money Market Portfolio and American Beacon Master U.S. Government Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

    American Beacon Advisors, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

    The following is a summary of the significant accounting policies followed by the Portfolios.

  Security Valuation

    Securities of the Portfolios are valued at fair value, which approximates amortized cost. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

  Security Transactions and Investment Income

    Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  Federal Income and Excise Taxes

    The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

  Repurchase Agreements

    Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or U.S. Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by the Manager so that the collateral's market value exceeds the carrying value of the repurchase agreement plus accrued interest.

--------------------------------------------------------------------------------

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
June 30, 2005 (Unaudited)
================================================================================

  Use of Estimates

    The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

  Other

    Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  TRANSACTIONS WITH AFFILIATES

  Management Agreement

    The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment advisor to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios 0.10% of the average daily net assets of each of the Portfolios.

  Interfund Lending Program

    Pursuant to an exemptive order by the Securities and Exchange Commission, the Portfolios, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Portfolios to lend money to other participating series managed by the Manager. For the six months ended June 30, 2005, the Money Market Portfolio earned $703 under the credit facility. This amount is included in interest income on the financial statements.

  Other

    Certain officers or Trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Mr. Feld and the non-interested Trustees (other than Mr. O'Sullivan) and their spouses are provided free unlimited air transportation on American. Retired Trustees and their spouses are provided free air transportation on American, up to a maximum annual value of $40,000. The Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. Mr. O'Sullivan as a retiree of American, already receives flight benefits. Mr. O'Sullivan receives an annual retainer of $40,000 plus $1,250 for each Board meeting attended.

--------------------------------------------------------------------------------

RENEWAL OF MANAGEMENT AGREEMENT
(Unaudited)
================================================================================

    At their February 23, 2005 meeting, the Trustees considered the renewal of the existing Management Agreement between the Manager and the Funds. As part of the renewal process, legal counsel to the Trusts and the independent Trustees sent information request letters to the Manager seeking certain relevant information. The response by the Manager was provided to the Trustees for their review prior to their meeting, and the Trustees were provided with the opportunity to request any additional materials.

    The Trustees considered, among other materials, response by the Manager to inquiries requesting:

    o a description of any significant changes (actual or anticipated) to principal activities, personnel, services provided to the Funds, or any other area, including how these changes might affect the Funds;

    o a copy of the most recent audited or unaudited financial statements as well as Parts I and II of its Form ADV;

    o a summary of any material past, pending or anticipated litigation or regulatory proceedings involving the Manager or its personnel, including the results of any recent regulatory examination or independent audit;

    o a comparison of the performance of each Fund with performance of other similar accounts managed by the Manager, including a discussion of relative performance versus a peer group average and any remedial measures if the Manager's performance was materially below that of the peer group;

    o a cost/profitability analysis of the Manager and any actual or anticipated economies of scale in relation to the services it provides to the Funds, if available;

    o an analysis of compensation, including a comparison with fees charged to other clients for which similar services are provided, any proposed changes to the fee schedule and the effect of any fee waivers;

    o an evaluation of any other benefits to the Manager or Funds as a result of their relationship, if any;

    o a description of the scope of portfolio management services provided to the Funds, including whether such services differ from the services provided to other clients, including other registered investment companies;

    o a description of the personnel who are assigned primary responsibility for managing the Fund, including any changes during the past year;

    o a description of the basis upon which portfolio managers are compensated, including any "incentive" arrangements;

    o a description of any actual or potential conflicts of interest anticipated in managing Fund assets;

    o a discussion regarding the Manager's participation in "soft dollar" arrangements, if any, or other brokerage allocation policies with respect to Fund transactions, including the Manager's methodology for obtaining the most favorable execution and the use of any affiliated broker-dealers;

    o a description of trade allocation procedures among accounts managed by the Manager;

    o a discussion of the Manager's compliance program with regard to federal, state, corporate and Fund requirements;

--------------------------------------------------------------------------------

RENEWAL OF MANAGEMENT AGREEMENT
(Unaudited) - (Continued)
================================================================================

    o information regarding the Manager's code of ethics, insider trading policy and disaster recovery plan, including a description of any material changes thereto;

    o  a description of the Manager's affiliation with any broker-dealer;

    o a discussion of any anticipated change in the Manager's controlling persons;

    o verification of the Manager's insurance coverage with regards to the services provided to the Funds;

    o a table comparing the performance of each Fund to appropriate indices, including comments on each Fund's relative performance;

    o  a table detailing the Manager's profitability with respect to each Fund;

    o  an analysis of any material complaints received from Fund shareholders;

    o a description of how expenses that are not readily identifiable to a particular Fund are allocated; and

    o  any ideas for the future growth and efficient operation of the Funds.

    The Trustees were also provided with an analysis provided by Lipper, Inc., which compared: (i) investment performance of each Fund versus comparable investment companies and appropriate indices; (ii) total expenses of each Fund versus comparable mutual funds, and (iii) each Fund's investment advisory fees versus comparable mutual funds.

    Legal counsel provided the Trustees with a memorandum detailing their responsibilities pertaining to the renewal of the Management Agreements. This memorandum explained the regulatory requirements surrounding the Trustees' process for evaluating investment advisors and the terms of the contracts.

CONSIDERATIONS WITH RESPECT TO ALL FUNDS
----------------------------------------

    In determining whether to approve the continuance of the Management Agreement, the Trustees considered the best interests of each Fund separately. In each instance, the Trustees considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of the Fund and the Manager; (3) the Manager's cost for providing the services and the profitability of the advisory business to the Manager; (4) the extent to which economies of scale have been taken into account in setting the fee schedule; and (5) whether fee levels reflect these economies of scale for the benefit of Fund investors. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the material submitted in support of the renewal.

    With respect to the renewal of the Management Agreement, the Trustees considered: the Manager's ability to retain key investment personnel and to provide consistent performance and an active client service program; the Manager's goal to continue to provide consistent above average long-term performance at low cost; the continuing efforts by the Manager to add new series so as to enhance the Trust's product line; the Manager's record in building improved compliance, control and credit functions that reduce risks to the Funds; and the addition of personnel to manage the Funds, promote sales and improve services.

--------------------------------------------------------------------------------

RENEWAL OF MANAGEMENT AGREEMENT
(Unaudited) - (Continued)
================================================================================

ADDITIONAL CONSIDERATIONS WITH RESPECT TO THE MONEY MARKET SELECT FUND
----------------------------------------------------------------------

    In considering the renewal of the Management Agreement, the Trustees considered the following additional factors: (1) the Money Market Select Fund had substantially above-average performance for all reported periods ended December 31, 2004; (2) the Fund's expense ratio was lower than its peer group average and other comparable funds; (3) the Trustees deemed the profit made by the Manager on the services it provided to the Fund to be reasonable in light of the fact that the Manager provides high-quality services at a low cost to investors, manages the Fund's assets, is subject to a high degree of risk of financial responsibility should the Fund be unable to maintain its stable
$1.00 per share net asset value and provides a comprehensive compliance program for the Fund; and (4) the Manager's explanation that fee schedule "breakpoints" were not warranted due to, among other factors, the low, base management fee charged to the Fund.

    Based on these considerations and those noted above with respect to all Funds, the Trustees (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable, (2) determined that the Money Market Select Fund and its shareholders would benefit from the Manager's continued management of the Fund and (3) approved the renewal of the Management Agreement with respect to the Money Market Select Fund.

ADDITIONAL CONSIDERATIONS WITH RESPECT TO THE U.S. GOVERNMENT MONEY MARKET
--------------------------------------------------------------------------
SELECT FUND
-----------

    In considering the renewal of the Management Agreement, the Trustees considered the following additional factors: (1) the U.S. Government Money Market Select Fund had substantially above-average performance for all reported periods ended December 31, 2004; (2) the Select Fund's expense ratio was lower than the its peer group average and other comparable funds; (3) the Manager provides high-quality services at a low cost to investors, manages the Fund's assets, is subject to a high degree of risk of financial responsibility should the Fund be unable to maintain its stable $1.00 per share net asset value and provides a comprehensive compliance program for the Fund; and (4) the Manager's explanation that fee schedule "breakpoints" were not warranted due to, among other factors, the low, base management fee charged to the Fund.

    Based on these considerations and those noted above with respect to all Funds, the Trustees (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable, (2) determined that the U.S. Government Money Market Select Fund and its shareholders would benefit from the Manager's continued management of the Fund and (3) approved the renewal of the Management Agreement with respect to the U.S. Government Money Market Select Fund.

--------------------------------------------------------------------------------

                      (This page intentionally left blank)

                      (This page intentionally left blank)

              [LOGO OF AMERICAN BEACON SELECT FUND] AMERICAN BEACON
                                                    SELECT FUNDS(SM)

--------------------------------------------------------------------------------

DELIVERY OF DOCUMENTS

To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.

If you invest in the Funds through a financial institution, you may be able to receive the Funds' regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUND:

        [LOGO OF KEYBOARD]                           [LOGO OF MOUSE]

            BY E-MAIL:                               ON THE INTERNET:

American_Beacon.Funds@ambeacon.com                 Visit our website at
                                                www.americanbeaconfunds.com

--------------------------------------------------------------------------------

        [LOGO OF TELEPHONE]                            [LOGO OF MAIL]

            BY TELEPHONE:                                 BY MAIL:

        Call (800) 658-5811                     American Beacon Select Funds
                                              4151 Amon Carter Blvd., MD 2450
                                                   Forth Worth TX 76155

--------------------------------------------------------------------------------

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

In addition to the Schedule of Investments provided in each semiannual and annual report, each Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q as of the first and third fiscal quarters. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of each Fund's portfolio holdings is also available on the Funds' website (www.americanbeaconfunds.com) approximately thirty days after the end of each quarter.

                 AVAILABILITY OF PROXY VOTING POLICY AND RECORDS

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available in each Fund's Statement of Additional Information, which may be obtained free of charge by calling 1-800-967-9009 or by accessing the SEC's website at www.sec.gov. Each Fund's proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Funds' Forms N-PX are available on the SEC's website at www.sec.gov. Each Fund's proxy voting record may also be obtained by calling 1-800-967-9009.

FUND SERVICE PROVIDERS:

==============================    ================================    ========================    ========================
CUSTODIAN                         TRANSFER AGENT                      INDEPENDENT REGISTERED      DISTRIBUTOR
STATE STREET BANK AND TRUST       BOSTON FINANCIAL DATA SERVICES      PUBLIC ACCOUNTING FIRM      FORESIDE FUND SERVICES
Boston, Massachusetts             Kansas City, Missouri               ERNST & YOUNG LLP           Portland, Maine
                                                                      Chicago, Illinois

This report is prepared for shareholders of the American Beacon Select Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

================================================================================

American Airlines, Inc. is not responsible for investments made in the American Beacon Select Funds. American Beacon Select Funds is a service mark of AMR Corporation. American Beacon Money Market Select Fund and American Beacon
U.S. Government Money Market Select Fund are service marks of American
Beacon Advisors, Inc.

[LOGO OF AMERICAN BEACON SELECT FUND] AMERICAN BEACON
                                      SELECT FUNDS(SM)

4151 Amon Carter Blvd.
MD 2450
Fort Worth, TX 76155

1.800.658.5811

www.americanbeaconfunds.com

ITEM 2. CODE OF ETHICS.
The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the "Code") nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

     (b) There were no changes in the Trust's internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.
     (a)(1)   Not Applicable.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

     (a)(3)  Not Applicable.

     (b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Select Funds

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: September 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: September 2, 2005


By /s/ Rebecca L. Harris
   ---------------------
   Rebecca L. Harris
   Treasurer

Date: September 2, 2005